Subsequent Events (Details)			1 Months Ended								6 Months Ended	12 Months Ended
	Feb. 06, 2017 USD ($) $ / shares	Aug. 01, 2016 $ / shares shares	Mar. 31, 2017 USD ($) Customer $ / shares shares	Feb. 28, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Nov. 30, 2016 USD ($)	Sep. 30, 2016 shares	Aug. 31, 2016 shares	Dec. 30, 2015 USD ($)	Sep. 30, 2015 shares	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares
Subsequent Events (Textual)
Exchange for consulting services value | $						$ 6,500,000			$ 219,167		$ 296,567	$ 511,099
Granted options		25,000
Shares price, per share | $ / shares		$ 0.23
Common stock to be issued for debt settlement, shares										18,231,003		2,820,180	400,000
Common stock value to be issued for debt settlement | $												$ 579,500	$ 48,000
Convertible debt, description												On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company's common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company's common stock at $0.15 per share which expires on May 6, 2021.
Investors [Member]
Subsequent Events (Textual)
Exchange for consulting services shares							6,761,312	6,761,312
Multiple agreements [Member]
Subsequent Events (Textual)
Exchange for consulting services shares							1,066,667	1,066,667
Subsequent Event [Member]
Subsequent Events (Textual)
Exchange for consulting services shares				109,710	168,390
Exchange for consulting services value | $				$ 10,000	$ 19,000
Common stock to be issued for debt settlement, shares					400,000
Common stock value to be issued for debt settlement | $					$ 48,000
Debt instrument conversion price per shares | $ / shares	$ 12
Issuance of payment of debt and accrued interest shares					1,145,045
Payment of debt and accrued interest | $					$ 125,008
Issuance shares of common stock cashless exercise of warrants					158,612
Issuance of convertible debenture amount | $	$ 158,500
Maturity date of debt	Nov. 12, 2017
Convertible debt, description	Convertible into shares of the Company's common stock at 61% of the average of the lowest three trading prices during the ten days prior to the conversion date.
Subsequent Event [Member] | Settlement agreement [Member]
Subsequent Events (Textual)
Common stock to be issued for debt settlement, shares					400,000
Common stock value to be issued for debt settlement | $					$ 48,000
Subsequent Event [Member] | Subscription agreement [Member]
Subsequent Events (Textual)
Sale of common stock, shares			13,333,341
Number of individuals | Customer			15
Aggregate purchase price of stock | $			$ 800,000
Purchase price of stock, per share | $ / shares			$ 0.06
Warrants to purchase shares of common stock, percentage			25.00%
Warrants to purchase of common stock, shares			3,333,341